SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund

Supplement Dated May 6, 2010
to the Class A Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Changes in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to McKinley Capital Management, LLC and Principal Global Investors, LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER AND SUB-SUB ADVISER	PORTFOLIO MANAGER	EXPERIENCE	TITLE
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited	Virginie Maisonneuve Simon Webber	Since 2004 Since 1999	Head of Global and International Equities Global and International Equities — Manager and Global Sector Specialist

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Schroder Investment Management North America Inc.: Schroder Investment Management North America, Inc. (SIMNA), located at 875 Third Avenue, New York, New York 10022 serves as a Sub-Adviser to the International Equity Fund. SIMNA has engaged its affiliate, Schroder Investment Management North America Limited ("SIMNA Ltd."), located at 31 Gresham Street, London, EC2V 7QA, United Kingdom to provide certain advisory services to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to SIMNA. The team consists of Virginie Maisonneuve, Head of Global and International Equities, and Simon Webber, Global and International Equities Fund Manager and Global Sector Specialist. Ms. Maisonneuve joined the Schroders organization in 2004 and is Head of the Global and International Equities group, with overall responsibility for all International Equity portfolios. Mr. Webber joined the Schroders organization in 1999 and is currently a fund manager for International Equity and Global Climate Change Equity portfolios and Global Sector Specialist with responsibility for the utilities and autos sectors. Based in London, Mr. Webber joined the Global and International Equities team in September 2004, specializing in the consumer discretionary and telecom services sectors.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Lazard Asset Management LLC	Kevin O'Hare, CFA	Since 2001	Director, Portfolio Manager

	Peter Gillespie, CFA	Since 2007	Senior Vice President, Portfolio Manager

	James Donald, CFA	Since 1996	Managing Director, Portfolio Manager

	John R. Reinsberg	Since 1992	Deputy Chairman

Neuberger Berman Management LLC	Conrad A. Saldanha, CFA	Since 2008	Portfolio Manager

In addition, in the sub-section entitled "Emerging Markets Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Lazard. The team consists of Kevin O'Hare, CFA, Director, Portfolio Manager/Analyst, Peter Gillespie, CFA, Senior Vice President, Portfolio Manager/Analyst, James Donald, CFA, Managing Director, Portfolio Manager/Analyst, John R. Reinsberg, Deputy Chairman, International and Global Strategies. Mr. O'Hare joined Lazard in 2001 as a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. Mr. Gillespie joined Lazard in 2007 and is a Senior Vice President and Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors. Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund. Mr. Donald joined Lazard in 1996 as a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He is also Deputy Chairman of Lazard Asset Management responsible for oversight of the firm's international and global strategies.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, NY 10158, serves as a sub-adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA is responsible for the management of the portion of the Emerging Markets Equity Fund's assets allocated to NBML. Mr. Saldanha joined NBML in 2008 as a portfolio manager. Mr. Saldanha is a Portfolio Manager for the firm's Global Equity team and is responsible for Emerging Markets equities. Prior to joining NBML, he held several positions at GE Asset Management Inc., most recently vice president and co-portfolio manager on the Global Emerging Markets product.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-652 (5/10)

SEI INSTITUTIONAL INTERNATIONAL TRUST

International Equity Fund
Emerging Markets Equity Fund

Supplement Dated April 26, 2010
to the Class G Shares Prospectus Dated January 31, 2010

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the International Equity and Emerging Markets Equity Funds.

Changes in Sub-Advisers for the International Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the International Equity Fund, the text relating to McKinley Capital Management, LLC and Principal Global Investors, LLC is hereby deleted. In the same chart, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER AND SUB-SUB ADVISER	PORTFOLIO MANAGER	EXPERIENCE	TITLE
Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited	Virginie Maisonneuve Simon Webber	Since 2004 Since 1999	Head of Global and International Equities Global and International Equities — Manager and Global Sector Specialist

In addition, in the sub-section entitled "International Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the paragraphs relating to McKinley Capital Management, LLC and Principal Global Investors, LLC are hereby deleted. In the same sub-section, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Schroder Investment Management North America Inc.: Schroder Investment Management North America, Inc. (SIMNA), located at 875 Third Avenue, New York, New York 10022 serves as a Sub-Adviser to the International Equity Fund. SIMNA has engaged its affiliate, Schroder Investment Management North America Limited ("SIMNA Ltd."), located at 31 Gresham Street, London, EC2V 7QA, United Kingdom to provide certain advisory services to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to SIMNA. The team consists of Virginie Maisonneuve, Head of Global and International Equities, and Simon Webber, Global and International Equities Fund Manager and Global Sector Specialist. Ms. Maisonneuve joined the Schroders organization in 2004 and is Head of the Global and International Equities group, with overall responsibility for all International Equity portfolios. Mr. Webber joined the Schroders organization in 1999 and is currently a fund manager for International Equity and Global Climate Change Equity portfolios and Global Sector Specialist with responsibility for the utilities and autos sectors. Based in London, Mr. Webber joined the Global and International Equities team in September 2004, specializing in the consumer discretionary and telecom services sectors.

There are no other changes in the portfolio management of the International Equity Fund.

Changes in Sub-Advisers for the Emerging Markets Equity Fund

In the chart under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Management," in the Fund Summary for the Emerging Markets Equity Fund, the following is hereby added in the appropriate alphabetical order thereof:

SUB-ADVISER	PORTFOLIO MANAGER	EXPERIENCE WITH SUB-ADVISER	TITLE WITH SUB-ADVISER
Lazard Asset Management LLC	Kevin O'Hare, CFA	Since 2001	Director, Portfolio Manager

	Peter Gillespie, CFA	Since 2007	Senior Vice President, Portfolio Manager

	James Donald, CFA	Since 1996	Managing Director, Portfolio Manager

	John R. Reinsberg	Since 1992	Deputy Chairman

Neuberger Berman Management LLC	Conrad A. Saldanha, CFA	Since 2008	Portfolio Manager

In addition, in the sub-section entitled "Emerging Markets Equity Fund," under the section entitled "Sub-Advisers and Portfolio Managers," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

Lazard Asset Management LLC: Lazard Asset Management LLC (Lazard), located at 30 Rockefeller Plaza, New York, New York 10112 serves as a sub-adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to Lazard. The team consists of Kevin O'Hare, CFA, Director, Portfolio Manager/Analyst, Peter Gillespie, CFA, Senior Vice President, Portfolio Manager/Analyst, James Donald, CFA, Managing Director, Portfolio Manager/Analyst, John R. Reinsberg, Deputy Chairman, International and Global Strategies. Mr. O'Hare joined Lazard in 2001 as a Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the technology, health care, telecommunications and consumer discretionary sectors. Mr. Gillespie joined Lazard in 2007 and is a Senior Vice President and Portfolio Manager/Analyst on the Developing Markets Equity team, focusing on the industrials, materials and consumer staples sectors. Prior to joining Lazard, Mr. Gillespie was a portfolio manager at Newgate Capital, LLP, where he co-managed the Asian portion of an emerging markets equity fund. Mr. Donald joined Lazard in 1996 as a Portfolio Manager/Analyst on the Emerging Markets Equity team and Head of the Emerging Markets Group. Mr. Reinsberg joined Lazard in 1992 as Portfolio Manager/Analyst on the Global Equity and International Equity portfolio teams. He is also Deputy Chairman of Lazard Asset Management responsible for oversight of the firm's international and global strategies.

Neuberger Berman Management LLC: Neuberger Berman Management LLC (NBML), located at 605 Third Avenue, New York, NY 10158, serves as a sub-adviser to the Emerging Markets Equity Fund. Conrad A. Saldanha, CFA is responsible for the management of the portion of the Emerging Markets Equity Fund's assets allocated to NBML. Mr. Saldanha joined NBML in 2008 as a portfolio manager. Mr. Saldanha is a Portfolio Manager for the firm's Global Equity team and is responsible for Emerging Markets equities. Prior to joining NBML, he held several positions at GE Asset Management Inc., most recently vice president and co-portfolio manager on the Global Emerging Markets product.

There are no other changes in the portfolio management of the Emerging Markets Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-654 (5/10)